UNITED STATES
						SECURITIES AND EXCHANGE COMMISSION
						     Washington, D.C.  20549

							 Form 13F-HR

						      Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: 	June 30, 2002


Check here if Amendment [     ]; Amendment Number:
	This Amendment:				[	]	is a restatement.
						[	]	adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		033 Asset Management, LLC
Address:	125 High Street, Suite 1405
			Oliver Street Tower
			Boston, MA  02110

Form 13F File Number: 28-06047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence C. Longo, Jr.
Title:	Chief Operating Officer
Phone:	(617) 371-2015

Signature, Place, and Date of Signing:
	/s/Lawrence C. Longo, Jr.    Boston, MA	      8/1/02
	[Signature]	           [City, State]        [Date]




Report Type (Check only one.):

[X	]	13F HOLDINGS REPORT

[	]	13F NOTICE

[	]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

							Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:		43

Form 13F Information Table Value Total(thousands): 128,986

List of Other Included Managers: None

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
								Form 13F Information Table				VOTING
								VALUE 		SHRS OR  SHRS/	PUT/	INVEST 	OTHER 	AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN Amt  PRN	CALL	DISCR	MGR	SOLE

Alcon Inc			Common		H01301102	 5,196		151,700	   Sh		Sole		151700
AMC Entertainment		Common		001669100	   988		 69,600	   Sh		Sole		 69600
Anteon International Corp	Common		03674E108	 2,907		115,000	   Sh		Sole		115000
Aquila Inc			Common		03840J106	 2,400          300,000	   Sh		Sole	        300000
ASE Test Limited		Common		Y02516105	   207		 21,300	   Sh		Sole		 21300
ASM Lithography Holdings   	Common		N07059111	   665	         44,000	   Sh		Sole	         44000
ChevronTexaco Corp		Common		166764100        6,195           70,000    Sh		Sole		 70000
Cross Country Inc		Common		22748P105	 3,035		 80,300	   Sh		Sole		 80300
Cubic Corp			Common		229669106	 2,870		121,100	   Sh		Sole		121100
EDO Corporation			Common		281347104	 4,560		160,000	   Sh		Sole		160000
Eon Labs Inc			Common		29412E100	 3,142          176,600    Sh		Sole		176600
E.W. Scripps Co			Common		811054204	 2,888		 37,500    Sh		Sole		 37500
Fibernet Telecom Group Inc	Common		315653105	    88		879,660    Sh		Sole		879660
FTI Consulting Inc	 	Common 		302941109	 2,801	         80,000    Sh		Sole	         80000
General Dynamics Corporation	Common		369550108	 2,659		 25,000	   Sh		Sole		 25000
Global Santa Fe Corporation	Common		G3930E101	 3,966		145,000	   Sh		Sole		145000
Imax Corporation		Common		45245E109	   983		173,700	   Sh		Sole		173700
Integrated Defense Technology	Common		45819B101	 6,377 		216,700    Sh		Sole		216700
Intraware Inc			Common		46118M103	    39           39,000    Sh		Sole		 39000
Jacobs Engineering Group Inc	Common		469814107	 1,739           50,000    Sh		Sole		 50000
Key Energy Services Inc		Common		492914106        5,494          523,200    Sh		Sole		523200
L3 Communications Holdings Inc	Common		502424104        4,050           75,000    Sh		Sole		 75000
Lyondell Chemical Company	Common		552078107	   378           25,000    Sh		Sole		 25000
Marvel Enterprises Inc		Common		57383M108	 8,326 	      1,519,400    Sh		Sole	       1519400
MCK Communications		Common		581243102	 2,033	      1,917,900    Sh		Sole	       1917900
Medical Staffing Network Inc	Common		58463F104	 3,163    	129,100	   Sh		Sole		129100
Medsource Technologies Inc	Common		58505Y103	 2,192		178,900	   Sh		Sole		178900
National Oilwell Inc		Common		637071101	 1,684		 80,000    Sh		Sole		 80000
Osi Systems Inc			Common		671044105	 3,128		157,750    Sh		Sole		157750
Premcor Inc			Common		74045Q104	 4,257		165,500    Sh		Sole		165500
Pride International Inc		Common		74153Q102	 2,349		150,000    Sh		Sole		150000
Raytheon Co			Common		755111507 	 2,241  	 55,000	   Sh		Sole		 55000
Reynolds & Reynolds Co		Common		761695105	 2,328		 83,300	   Sh		Sole		 83300
Rockwell Collins Inc		Common		774341101	 3,126		114,000	   Sh		Sole		114000
Silicon Image Inc		Common		82705T102	 5,042		823,800    Sh		Sole		823800
Student Advantage Inc		Common		86386Q105	   147          588,300    Sh		Sole		588300
Superior Energy Services Inc	Common		868157108	 2,791		275,000	   Sh		Sole		275000
Transocean Inc			Common		G90078109	 4,517		145,000	   Sh		Sole		145000
United Defense Industries Inc	Common		91018B104	 4,453		193,600	   Sh		Sole		193600
United Microelectronics Inc	ADR		910873207	   625		 85,000    Sh		Sole		 85000
Varco International Inc		Common		922122106	 3,894 		222,000	   Sh		Sole		222000
Verint Systems Inc		Common		92343X100	 4,500		398,300    Sh		Sole		398300
W-H Energy Services Inc		Common		92925E108	 4,563		205,900    Sh		Sole		205900


							       128,986